Non-Current Financial Assets (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Non-Current Financial Assets [Abstract]
Schedule of Fair Value Through Other Comprehensive Income
	June 30, 2026	December 31, 2025
	US$	US$

Equity investments designated at fair value through other comprehensive income
Unlisted equity investment, at fair value	473,000	544,000

Total	473,000	544,000
No dividends were received on this investment during the years ended December 31, 2024 and 2025.
	2025	2024
	US$	US$
Equity investments designated at fair value through other comprehensive income
Unlisted equity investment, at fair value	544,000	600,000

Total	544,000	600,000

Schedule of Reconciliation of Non-Current Financial Asset	The reconciliation of non-current financial asset movement is as follow:
US$

At December 31, 2025 and January 1, 2026	544,000
Unrealized changes in fair value	(71,000)
At June 30, 2026	473,000

The reconciliation of non-current financial asset movement is as follow:

US$

At January 1, 2024,	-
Addition	600,000
At December 31, 2024 and January 1, 2025	600,000
Unrealized changes in fair value	(56,000)
At December 31, 2025	544,000